UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:
           Satuit Capital Management Trust
           146 Front St., Ste. 204
           Mill Wharf Plaza
           Scituate, MA 02066


Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]


3.   Investment Company Act File Number:  811-10103

     Securities Act File Number:


4.   (a)  Last day of fiscal year for which this notice is filed:


     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:


     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 6,970,607
                  ------------

     (ii)  Aggregate  price of  securities  redeemed or  repurchased  during the
fiscal year:      $ 0
                  ------------

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously  used to  reduce  registration  fees  payable  to the  Commission:
                  $ 0
                  ------------

     (iv) Total  available  redemption  credits [add Items 5(ii) and 5(iii)]:
                  $ 1,959,092
                  -------------

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                  $ 5,011,515
                  -------------

     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                  $ 0
                  --------------

     (vii)   Multiplier   for   determining    registration   fee:
                  x .00092
                  --------------

     (viii)  Registration  fee due  [multiply  Item  5(v) by  Item  5(vii):
                = $ 461.06
                  --------------

6.   Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .


Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                + $ 0
                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                = $ 461.06
                  --------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 1/28/2003




         Method of Delivery:

            [x] Wire Transfer
            [ ] Mail or other mean

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By    /s/ Darryl S. Peay
      ------------------------------------------

      ------------------------------------------

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Date  1/28/2003